Segment reporting (Details 7) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 11,710	₨ 11,277	₨ 10,250
Cost of Revenues [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	6,595	6,117	5,241
Global Generic [Member] | Cost of Revenues [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	3,606	3,381	2,742
PSAI [Member] | Cost of Revenues [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	2,923	2,674	2,437
Proprietary Products [Member] | Cost of Revenues [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	0	0	0
Others [Member] | Cost of Revenues [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 66	₨ 62	₨ 62